UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.        Atlanta, GA               2/12/09
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           99

Form 13F Information Table Value Total:  $   541,310
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------
AGL Resources Inc.                    COM             001204106      2,874,199      91,681     Sole        None           None
AT&T Inc.                             COM             00206R102     22,933,062     804,668     Sole        None           None
Alliant Energy Corp.                  COM             018802108      1,250,800      42,865     Sole        None           None
BB&T Corp                             COM             054937107      4,096,620     149,185     Sole        None           None
BE Aerospace Inc.                     COM             073302101        953,175     123,950     Sole        None           None
Bank of America Corp.                 COM             060505104     12,584,015     893,751     Sole        None           None
Boeing Company                        COM             097023105      9,334,745     218,766     Sole        None           None
Bristol-Myers Squibb                  COM             110122108      1,055,433      45,395     Sole        None           None
Canadian Natl Railway                 COM             136375102     13,901,786     378,177     Sole        None           None
Capital One Financial                 COM             14040H105     13,725,073     430,388     Sole        None           None
ChevronTexaco Corp                    COM             166764100     20,375,900     275,461     Sole        None           None
Chubb Corp                            COM             171232101     19,878,984     389,784     Sole        None           None
Cisco Systems Inc.                    COM             17275R102        214,899      13,184     Sole        None           None
Citigroup Inc                         COM             172967101      2,884,065     429,815     Sole        None           None
Coca-Cola Company                     COM             191216100      4,050,206      89,467     Sole        None           None
ConAgra Foods Inc                     COM             205887102      2,299,573     139,368     Sole        None           None
ConocoPhillips                        COM             20825C104     19,108,761     368,895     Sole        None           None
Cousins Properties In                 COM             222795106      1,388,170     100,228     Sole        None           None
Discover Financial Services           COM             254709108        739,528      77,600     Sole        None           None
Dow Chemical Company                  COM             260543103      1,379,829      91,440     Sole        None           None
Duke Energy Corporation               COM             26441C105      2,923,047     194,740     Sole        None           None
E.I. DuPont de Nemour                 COM             263534109      2,912,536     115,120     Sole        None           None
Eli Lilly & Co.                       COM             532457108     19,986,484     496,312     Sole        None           None
Exelon Corp                           COM             30161N101      1,304,888      23,465     Sole        None           None
Exxon Mobil                           COM             30231G102      5,273,968      66,065     Sole        None           None
Fifth Third Bancorp                   COM             316773100      2,123,687     257,105     Sole        None           None
Flextronics                           ORD             Y2573F102      9,696,870   3,787,840     Sole        None           None
Gannett Co. Inc.                      COM             364730101     10,445,960   1,305,745     Sole        None           None
H&R Block Inc.                        COM             093671105      1,629,705      71,730     Sole        None           None
HCC Insurance Holding                 COM             404132102     22,323,543     834,525     Sole        None           None
Halliburton Company                   COM             406216101     16,562,921     911,051     Sole        None           None
Home Depot Inc.                       COM             437076102        257,824      11,200     Sole        None           None
Honeywell International Inc           COM             438516106     17,022,835     518,514     Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT    444717102      1,154,198      71,912     Sole        None           None
IBM Corp                              COM             459200101     13,294,055     157,961     Sole        None           None
ISHARES TR                            RSSL MCRCP IDX  464288869        318,500      10,000     Sole        None           None
ITT Industries Inc.                   COM             450911102     20,720,610     450,546     Sole        None           None
Intel Corporation                     COM             458140100      9,644,618     657,886     Sole        None           None
J P Morgan Chase                      COM             46625H100        395,701      12,550     Sole        None           None
Jackson Hewitt Tax                    COM             468202106      1,127,718      71,875     Sole        None           None
Johnson & Johnson                     COM             478160104     13,522,597     226,017     Sole        None           None
KBR                                   COM             48242W106      1,203,004      79,145     Sole        None           None
Microsoft Corporation                 COM             594918104      9,244,614     475,546     Sole        None           None
Morgan Stanley                        COM             617446448     10,239,567     638,377     Sole        None           None
NII Holdings                          CL B NEW        62913f201      1,966,621     108,175     Sole        None           None
Newell Rubbermaid In                  COM             651229106     11,318,699   1,157,331     Sole        None           None
Nike Inc cl B                         CL B            654106103     14,668,824     287,624     Sole        None           None
Old Republic Intl                     COM             680223104        313,686      26,316     Sole        None           None
Oracle Corporation                    COM             68389X105     17,869,127   1,007,847     Sole        None           None
PETsMART Inc.                         COM             716768106        787,192      42,666     Sole        None           None
PartnerRe Ltd.                        COM             G6852T105      4,820,203      67,633     Sole        None           None
PepsiCo Inc.                          COM             713448108     15,158,254     276,762     Sole        None           None
Pfizer Inc.                           COM             717081103     23,760,921   1,341,666     Sole        None           None
Pinnacle West Capital                 COM             723484101      1,277,488      39,760     Sole        None           None
Precision Castparts                   COM             740189105      7,519,461     126,420     Sole        None           None
Procter & Gamble Co.                  COM             742718109        683,111      11,050     Sole        None           None
S&P Depositary Receipts               UNIT SER 1      78462F103      5,922,451      65,630     Sole        None           None
Sara Lee Corp.                        COM             803111103        516,716      52,780     Sole        None           None
Selective Insurance G                 COM             816300107        275,160      12,000     Sole        None           None
SuperValu Inc.                        COM             868536103      5,572,820     381,700     Sole        None           None
Sysco Corporation                     COM             871829107      3,474,263     151,450     Sole        None           None
VANGUARD CNS DSC ETF                  CONSUM DIS ETF  92204A108        582,738      18,075     Sole        None           None
VANGUARD INFO TECH ETF                INF TECH ETF    92204a702        382,211      11,225     Sole        None           None
Verizon Communication                 COM             92343V104      3,202,600      94,472     Sole        None           None
Wal-Mart Stores Inc.                  COM             931142103      2,694,523      48,065     Sole        None           None
Wyeth                                 COM             983024100     21,775,155     580,516     Sole        None           None
AirTran Holdings Inc                  COM             00949P108         44,400      10,000     Sole        None           None
Cavalier Homes                        COM             149507105         21,400      20,000     Sole        None           None
Champion Enterprises                  COM             158496109        180,376     322,100     Sole        None           None
Coachmen Industries                   COM             189873102         38,827      21,102     Sole        None           None
Compuware Corporation                 COM             205638109         67,500      10,000     Sole        None           None
Dell Inc                              COM             24702R101        153,600      15,000     Sole        None           None
Ecotality, Inc.                       COM             27922Y103            300      10,000     Sole        None           None
Human Genome Sciences                 COM             444903108         21,200      10,000     Sole        None           None
Interface Inc cl A                    CL A            458665106        153,161      33,008     Sole        None           None
LSI Logic Corporation                 COM             502161102         32,900      10,000     Sole        None           None
Sanmina-SCI Corp                      COM             800907107          5,640      12,000     Sole        None           None
Affiliated Computer S                 COM             008190100        331,069       7,205     Sole        None           None
Apple Computer Inc.                   COM             037833100        555,628       6,510     Sole        None           None
Baxter International                  COM             071813109        289,386       5,400     Sole        None           None
Hewlett-Packard Co                    COM             428236103        332,307       9,157     Sole        None           None
ISHARES DJ US INS                     DJ INS INDX FD  464288786        219,950       9,230     Sole        None           None
Philip Morris Intl Inc                COM             718172109        338,795       7,786     Sole        None           None
Polaris Industries In                 COM             731068102        250,630       8,748     Sole        None           None
SunTrust Banks Inc.                   COM             867914103        235,197       7,962     Sole        None           None
U.S. Bancorp                          COM             902973304        203,881       8,152     Sole        None           None
VANGUARD ENERGY ETF                   ENERGY ETF      92204a306        309,856       4,600     Sole        None           None
VANGUARD HEALTH CARE ETF              HEALTH CARE ETF 92204A504        378,167       8,275     Sole        None           None
VANGUARD INDUSTRIALS ETF              INDUSTRIAL ETF  92204a603        347,004       8,100     Sole        None           None
Vanguard Growth VIPERs                GROWTH ETF      922908736        277,320       7,019     Sole        None           None
Vanguard Value VIPERs                 VALUE ETF       922908744        311,293       7,563     Sole        None           None
Honda Motor Co. Ltd.                  AMERN SHS       438128308      6,618,643     310,152     Sole        None           None
Invesco Plc                           SHS             G491BT108        607,057      42,040     Sole        None           None
Nokia Corporation                     SPONSORED ADR   654902204     16,235,403   1,040,731     Sole        None           None
Royal Dutch Shell ADR A               SPONS ADR A     780259206     19,328,605     365,104     Sole        None           None
BP PLC ADS                            SPONSORED ADR   055622104        462,352       9,892     Sole        None           None
Roberts Realty Inv                    COM             769900101         15,631      20,300     Sole        None           None
ISHARES LEHMAN AG BD                  LEHMAN AGG BND  464287226         31,475   3,279,695     Sole        None           None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA  464288679         11,180   1,234,160     Sole        None           None